License Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Revenue by Geographic Locations
Revenue comprised of license revenue for the three and six months ended June 30, 2023, and 2022 and is represented in the table below by geographical location (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
License revenue
United States	$—	$—	$1,292	$—
Total license revenue	$—	$—	$1,292	$—